Deposit for business acquisition (Details Textual)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)
Deposits For Acquisition Of Assets [Line Items]
Deposit For Acquisition Of Asset Non Current	$ 2,465,600		$ 3,707,702
Suzhou E Motors Co Ltd [Member]
Deposits For Acquisition Of Assets [Line Items]
Deposit For Acquisition Of Asset Non Current	$ 7,705,000	¥ 50,000,000
Business Acquisition, Percentage of Voting Interests Acquired	100.00%	100.00%